RELATED PARTIES - Schedule of Balances of Related Parties (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of transactions between related parties
Financial assets	$ 161	$ 170
Total assets	2,263	2,122
Other current liabilities	(107)	(99)
Ultimate and Immediate parent
Disclosure of transactions between related parties
Total assets	29	50
Total liabilities	(71)	(86)
Ultimate and Immediate parent | LLC Ukraine Tower Company
Disclosure of transactions between related parties
Right-of-use assets	0	0
Trade and other receivables	0	0
Trade and other payables	0	0
Lease liabilities	0	0
Ultimate and Immediate parent | VEON Amsterdam B.V.
Disclosure of transactions between related parties
Indemnity receivable	28	40
Other receivables	0	9
Loan note payable	(53)	(57)
Ultimate and Immediate parent | VEON Ltd.
Disclosure of transactions between related parties
Financial assets	1	1
Trade and other payables	(14)	(17)
Other current liabilities	(4)	(12)
Ultimate and Immediate parent | VEON Group Holding Company Ltd
Disclosure of transactions between related parties
Trade and other payables	0	0
Entities under common control
Disclosure of transactions between related parties
Total assets	229	215
Total liabilities	(298)	(275)
Entities under common control | LLC Ukraine Tower Company
Disclosure of transactions between related parties
Right-of-use assets	228	214
Trade and other receivables	1	1
Trade and other payables	(8)	(8)
Lease liabilities	(269)	(250)
Entities under common control | VEON Amsterdam B.V.
Disclosure of transactions between related parties
Indemnity receivable	0	0
Other receivables	0	0
Loan note payable	0	0
Entities under common control | VEON Ltd.
Disclosure of transactions between related parties
Financial assets	0	0
Trade and other payables	0	0
Other current liabilities	0	0
Entities under common control | VEON Group Holding Company Ltd
Disclosure of transactions between related parties
Trade and other payables	$ (21)	$ (17)